Property, plant and equipment, net (Details) - Schedule of property, plant and equipment accumulated depreciation - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 03, 2021
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment accumulated depreciation [Line Items]
Accumulated depreciation, Beginning balance	$ (162,302)	$ (114,713)	$ (98,524)
Accumulated depreciation, Depreciation expense	(148,193)	(60,551)	(17,232)
Accumulated depreciation, disposals	91,166	12,962	1,043
Accumulated depreciation, Ending balance	(216,923)	(162,302)	(114,713)
Foreign currency translation	2,406
Molds and machinery [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment accumulated depreciation [Line Items]
Accumulated depreciation, Beginning balance	(48,761)	(29,284)	(25,648)
Accumulated depreciation, Depreciation expense	(60,965)	(20,236)	(3,636)
Accumulated depreciation, disposals	6,459	759
Accumulated depreciation, Ending balance	(103,267)	(48,761)	(29,284)
Foreign currency translation
Vehicles [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment accumulated depreciation [Line Items]
Accumulated depreciation, Beginning balance	(5,283)	(2,138)	(1,505)
Accumulated depreciation, Depreciation expense	(3,992)	(3,162)	(633)
Accumulated depreciation, disposals	180	17
Accumulated depreciation, Ending balance	(9,095)	(5,283)	(2,138)
Foreign currency translation
Computers and equipment [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment accumulated depreciation [Line Items]
Accumulated depreciation, Beginning balance	(54,188)	(56,797)	(48,003)
Accumulated depreciation, Depreciation expense	(40,738)	(9,374)	(9,837)
Accumulated depreciation, disposals	84,523	11,983	1,043
Accumulated depreciation, Ending balance	(7,997)	(54,188)	(56,797)
Foreign currency translation	2,406
Leasehold improvements [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment accumulated depreciation [Line Items]
Accumulated depreciation, Beginning balance	(29,936)	(25,224)	(23,368)
Accumulated depreciation, Depreciation expense	(1,134)	(4,915)	(1,856)
Accumulated depreciation, disposals	4	203
Accumulated depreciation, Ending balance	(31,066)	(29,936)	(25,224)
Foreign currency translation
Buildings [Member]
Property, plant and equipment, net (Details) - Schedule of property, plant and equipment accumulated depreciation [Line Items]
Accumulated depreciation, Beginning balance	(24,134)	(1,270)
Accumulated depreciation, Depreciation expense	(41,364)	(22,864)	(1,270)
Accumulated depreciation, disposals
Accumulated depreciation, Ending balance	(65,498)	$ (24,134)	$ (1,270)
Foreign currency translation